Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories

	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	290,121	126,347
Work-in-process	180,367	199,153
Finished goods	176,364	170,377
Inventories	646,852	495,877